Derivative Instruments and Hedging Activities Derivatives and Hedging Activities - FX Forwards (Details) $ in Thousands	Jun. 30, 2019 USD ($) € / $
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Investment Foreign Currency, Contract, Foreign Currency Amount	$ 9,240
Derivative, Average Forward Exchange Rate | € / $	0.86
Foreign Currency Contracts, Liability, Fair Value Disclosure	$ (101)
Expected maturity amount of foreign currency derivatives in next fiscal year	3,952
Expected maturity amounts of foreign currency derivatives in year two	$ 6,750